Share based compensation reserve (Tables)	3 Months Ended
Mar. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following five award dates.

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	Total
Number of awards outstanding at January 1, 2022	431,790	152,695	645,093	787,277	2,016,855
Forfeitures in the period	—	—	—	(10,115)	(10,115)
Awards vested and issued in period	(237,800)	—	—	—	(237,800)
Number of awards outstanding at March 31, 2022	193,990	152,695	645,093	777,162	1,768,940

Summary of Management Share Award Inputs and Assumptions	Based on the latest revision to schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award
Grant date price	$16.72	$20.15	$22.37	$25.42
Exercise price	$—	$—	$—	$—
Expected life of restricted share	1.50 – 4.00 years	4.00 years	4.00 years	3.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%	30.0%
Dividend yield expected	—%	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%	0.24%
Employee exit rate	14.0%	14.0%	27.3%	14.0%
EBITDA Performance Target Conditions	35.0%	35.0%	35.0%	35.0%

Schedule of Reserves within Equity	Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2022	6.9
Non-Executive Director restricted share awards charge	0.2
Directors and Senior Management share awards charge - January 1, 2019	0.1
Directors and Senior Management share awards charge - January 1, 2020	0.4
Directors and Senior Management share awards charge - January 1, 2021	0.5
Reclassification of employer tax for Director and Senior Management share awards	(1.0)
Balance as of March 31, 2022	7.1